COMMITMENTS AND CONTINGENCIES (Schedule of Purchase Commitments) (Details)	Dec. 31, 2015 CNY (¥)
Minimum purchase payments
2016	¥ 13,403,603
2017	2,318,589
Total	¥ 15,722,192